Annual Total Returns - iShares MSCI EAFE International Index Fund (Investor P Shares) [BarChart] - Investor P - iShares MSCI EAFE International Index Fund - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.77%)
Annual Return 2012	18.28%
Annual Return 2013	21.22%
Annual Return 2014	(6.36%)
Annual Return 2015	(1.16%)
Annual Return 2016	0.74%
Annual Return 2017	24.93%
Annual Return 2018	(13.57%)
Annual Return 2019	21.51%
Annual Return 2020	7.68%